Condensed Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Revenue	$ 894	$ 891	$ 1,834	$ 1,901
Cost of revenue	503	449	1,012	996
Gross Profit	391	442	822	905
Sales and Marketing	407	232	711	536
Research and Development	269	344	506	683
General and Administrative	3,257	1,832	4,422	2,816
Operating Expenses	3,933	2,408	5,639	4,035
Loss from Operations	(3,542)	(1,966)	(4,817)	(3,130)
Other income (expense)
Interest Expense, Related Party	0	(118)	(496)	(118)
Interest Expense	(6)	(76)	(19)	(85)
Other income, net	667	217	79	287
Income (Loss) Attributable to Parent, before Tax	(2,881)	(1,943)	(5,253)	(3,046)
Income Tax Expense (Benefit)	0	3	0	3
Net (loss) income	(2,881)	(1,946)	(5,253)	(3,049)
Preferred Stock Dividends, Income Statement Impact	169	0	362	0
Net Loss Available to Common Stockholders	$ (3,050)	$ (1,946)	$ (5,615)	$ (3,049)
Loss Per Share, Basic and Diluted [Abstract]
Earnings Per Share, Basic and Diluted	$ (0.19)	$ (0.41)	$ (0.44)	$ (0.70)
Weighted Average Number of Shares Outstanding, Diluted [Abstract]
Weighted Average Number of Shares Outstanding, Basic and Diluted	15,990,564	4,804,562	12,724,287	4,376,108